Trade and Other Receivables - Summary of Aging of Trade Receivable Balances and Allowance for Doubtful Accounts (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable Recorded Investment Past Due [Line Items]
Trade receivables, gross	$ 16,711,594	$ 16,620,118
Less expected credit loss	(11,011,778)	(9,632,253)
Trade Receivables	5,699,816	6,987,865
Current
Financing Receivable Recorded Investment Past Due [Line Items]
Trade receivables, gross	2,945,122	4,898,533
Past due 0-30 days
Financing Receivable Recorded Investment Past Due [Line Items]
Trade receivables, gross	3,229,269	909,643
Past due 31-120 days
Financing Receivable Recorded Investment Past Due [Line Items]
Trade receivables, gross	415,201	423,836
Past due over 121 days
Financing Receivable Recorded Investment Past Due [Line Items]
Trade receivables, gross	$ 10,122,002	$ 10,388,106